Short-Term Bank Loan	9 Months Ended
Sep. 30, 2011
Short-Term Bank Loan
Short-Term Bank Loan

Note 10 - Short-Term Bank Loan

Short-term bank loan consists of the following:

	September 30,	December 31,
	2011	2010
On July 5, 2011, the Company signed a loan agreement with Bank of

Changsha in the amount of $313,000 with a lien on the Company's revenue. The loan is to be repaid in full in August, 2012 and the interest is calculated using annual fixed interest rate of 7.98%, paid monthly.

The loan is insured by Hunan Furong Surety for Small to Mid-size Enterprise, Ltd.	$313,000	$-

	September 30,	December 31,
	2011	2010
On July 26, 2010, the Company signed a loan agreement with Bank of Changsha in the amount of $305,400, which is to be repaid in full by July 27, 2011, The interest is calculated using annual fixed interest rate of 5.31% and paid monthly. The loan is guaranteed by Hunan Furong Credit Guaranty for Small to Mid-size Enterprise, Ltd.	$-	$303,400

Total short-term bank loan	$313,000	$303,400